SUBSEQUENT EVENTS - 10K	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Recapitalization
On January 30, 2024, the Company effected the January 2024 Reverse Stock Split. Stockholders’ equity and all references to share and per share amounts in the accompanying financial statements have been retroactively adjusted to reflect the one-for-seven reverse stock split for all periods presented.
Securities Purchase Agreement
On February 1, 2024, the Company entered into the Purchase Agreement, pursuant to which the Company agreed to issue and sell, in the Offering, (i) 25,419 Shares of the Common Stock, (ii) 359,196 Pre-Funded Warrants exercisable for an aggregate of 359,196 shares of Common Stock, (iii) 384,615 Series B-1 Common Warrants exercisable for an aggregate of 384,615 shares of Common Stock, and (iv) 384,615 Series B-2 Common Warrants exercisable for an aggregate of 384,615 shares of Common Stock for gross proceeds of $5,500. The securities are being offered in combinations of (a) one Share or one Pre-Funded Warrant, together with (b) one Series B-1 Common Warrant and one Series B-2 Common Warrant, for a combined purchase price of $14.30 (less $0.0013 for each Pre-Funded Warrant).
Subject to certain ownership limitations, the Warrants were exercisable upon issuance. Each Pre-Funded Warrant is exercisable for one Share of Common Stock at a price per share of $0.0013 and does not expire. Each Series B-1 Common Warrant is exercisable into one Share of Common Stock at a price per share of $14.30 for a five-year period after February 6, 2024, the date of issuance. Each Series B-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $14.30 for an 18-month period after February 6, 2024, the date of issuance. In connection with the issuance of the securities pursuant to the Purchase Agreement the exercise price of the Series A-1 Warrants was reduced to par, or $0.0001, per share pursuant to the terms of the Series A-1 Warrants.
On June 17, 2024, the Company effected a one-for-thirteen reverses stock split (the June 2024 Reverse Stock Split). Stockholders’ equity and all references to share and per share amounts in the accompanying financial statements have been retroactively adjusted to reflect the June 2024 Reverse Stock Split.
SUBSEQUENT EVENTSOn June 17, 2024, the Company effected a one-for-thirteen reverses stock split (the June 2024 Reverse Stock Split). Stockholders’ equity and all references to share and per share amounts in the accompanying financial statements have been retroactively adjusted to reflect the June 2024 Reverse Stock Split.